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PROSPECTUS                                                         MAY 27, 2008


            [LOGO]
            HARDING . LOEVNER


            FAMILY OF MUTUAL FUNDS


            Frontier Emerging Markets Portfolio - Institutional Class


            As with all mutual funds, the Securities and Exchange Commission has not determined that the information in this Prospectus is truthful or complete, nor has it judged the investment merit of the securities offered. It is a criminal offense to state otherwise.


            [LOGO]


                                                   Harding, Loevner Funds, Inc.
                                                           P.O. Box 642, OPS 22
                                                          Boston, MA 02117-0642

                    (877) 435-8105 o www.hardingloevner.com
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TABLE OF CONTENTS

Frontier Emerging Markets Portfolio                                           2

Principal Investment Strategies and Risks                                     4

Management of the Fund                                                        7

Shareholder Information                                                       8

Distribution of Fund Shares                                                  13

Financial Highlights                                                         14

Privacy Notice                                                               15

Availability of Additional Information about the Fund                Back Cover
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                      FRONTIER EMERGING MARKETS PORTFOLIO

o     INVESTMENT OBJECTIVE
      The Frontier Emerging Markets Portfolio (the "Portfolio") seeks long term capital appreciation through investments in equity securities of companies based in frontier emerging markets.

o     PRINCIPAL INVESTMENT STRATEGY
      The Portfolio invests primarily in equity securities of companies that are based in frontier emerging markets, including the smaller traditionally-recognized emerging markets. As used herein, frontier emerging markets include countries that are represented in the MSCI Frontier Markets Index or the S&P/IFCG Frontier Market Index, or similar market indices, and the smaller traditionally-recognized emerging markets, such as those individually constituting less than 5% of the MSCI Emerging Markets Index or the S&P/IFCG Emerging Markets Index. Factors bearing on whether a company is considered to be "based" in a frontier emerging market may include: (1) it is legally domiciled in a frontier emerging market; (2) it conducts at least 50% of its business, as measured by the location of its sales, earnings, assets, or production, in frontier emerging markets; or (3) has the principal exchange listing for its securities in a frontier emerging market.

      The Portfolio may also invest in short-term or other debt securities, including debt securities rated below investment grade. Frontier emerging markets, with the exception of the oil-producing Gulf States and certain of the smaller traditionally-recognized emerging markets, tend to have relatively low gross national product per capita compared to the larger traditionally-recognized emerging markets and the world's major developed economies. The frontier emerging markets include the least developed markets even by emerging markets standards. Frontier emerging markets offer investment opportunities that arise from long-term trends in demographics, deregulation, offshore outsourcing and improving corporate governance in developing countries.

      Harding, Loevner Management, L.P. ("Harding Loevner") undertakes research in an effort to identify companies that are well managed, financially sound, fast growing and strongly competitive, and whose shares are under-priced relative to their intrinsic value. The Portfolio normally holds 50 - 200 investments across at least 12 countries. To reduce its volatility, the Portfolio is diversified across dimensions of geography, industry and currency.

o     PRINCIPAL RISKS
      As with any mutual fund, you could lose money on your investment in the Portfolio. Your investment is subject to the following principal risks:

            o MARKET RISK: Investments in the Portfolio may lose value due to a general downturn in stock markets.

            o FOREIGN INVESTMENT RISK: Securities issued by foreign entities involve added risks not associated with U.S. investments. These risks include the possibility of changes in foreign currency exchange rates, additional taxation and political, economic, social or diplomatic instability. There may also be less publicly-available information about a foreign issuer.

            o FRONTIER EMERGING MARKETS RISK: Frontier emerging market securities involve unique risks, such as exposure to economies less diverse and mature than that of the U.S. or more established foreign markets. Economic or political instability may cause larger price changes in frontier emerging market securities than other foreign securities, including larger emerging market securities. Frontier emerging markets generally receive less investor attention than developed markets and larger emerging markets. Such risks may be magnified with respect to securities of issuers in frontier emerging markets.

            o HIGH RISK/HIGH YIELD SECURITIES: Investments in high risk/high yield securities, such as debt securities rated below investment grade, carry the risk that the issuer may default on the payment of principal or interest. These securities either have speculative elements or are predominantly speculative investments.

o     PORTFOLIO PERFORMANCE
      Performance history will be available for the Institutional Class of the Portfolio after it has been in operation for one calendar year.
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o     PORTFOLIO FEES AND EXPENSES:
      This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Portfolio.

      SHAREHOLDER TRANSACTION EXPENSES (FEES THAT YOU PAY DIRECTLY FROM YOUR INVESTMENT):
      Except as set forth in the table below, there are no fees or sales loads charged to your account when you buy or sell Institutional Class shares.

          --------------------------------------------------------------
          REDEMPTION FEE (as a
          percentage of amount
          redeemed)                              2.00%(1)
          --------------------------------------------------------------

      ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM INSTITUTIONAL CLASS ASSETS):

          --------------------------------------------------------------
          Management Fee                         1.50%
          --------------------------------------------------------------
          Distribution (12b-1) Fee               None
          --------------------------------------------------------------
          Other Expenses                         1.85%(2)
          --------------------------------------------------------------

          TOTAL ANNUAL CLASS
          OPERATING EXPENSES                     3.35%(3)
          --------------------------------------------------------------

      (1) The redemption fee is assessed only on shares that are redeemed 90 days or less from the date they were purchased. See "Shareholder Information -- Purchase and Redemption of Shares" for further information.

      (2) Other expenses are estimated for the current fiscal year.

      (3) Until further notice to shareholders, Harding Loevner has voluntarily agreed to cap the total annual class operating expenses at 2.00% (on an annualized basis) of the average daily net assets of the Institutional Class. This expense cap may be terminated at anytime.

o     EXAMPLE
      This example is intended to help you compare the cost of investing in the Institutional Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Institutional Class's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

               1 YEAR(1)                   3 YEARS(1)
                $338                        $1,030

      (1) The examples are estimated for the current fiscal year.

                   PRINCIPAL INVESTMENT STRATEGIES AND RISKS

Harding, Loevner Funds, Inc. (the "Fund") is a no-load, open-end management investment company that currently has six separate diversified portfolios (each, a "Portfolio"), each of which has its own investment objective, strategy and policies. The Fund is advised by Harding Loevner. There is no assurance that the Portfolio will achieve its investment objective.

INVESTMENT PROCESS

Harding Loevner will manage the Portfolio through a combination of top-down and bottom-up research processes. The top-down process focuses on macro-economic and political country risk. The stock selection process focuses on identification of companies that are poised to grow along with both their industry and their country of domicile.

The top-down process tries to assess risk by scoring each country on four factors: need of money, inflationary pressures, exchange rate valuation, and political risk. In Harding Loevner's opinion, countries that score highest present a more stable environment for stock investing; they are less prone to severe shocks such as adverse political developments or currency devaluation.

Following completion of the top-down process, stocks of companies in the highest scoring countries are examined. The goal of the bottom-up process is to find companies that represent, within their respective countries, relatively high business and financial quality and attractive long-term growth prospects. Close attention is paid to valuation measures like Price-Earnings Ratio ("P/E"), Price Cash Flow Ratio ("P/CF") and Return on Equity ("ROE").

High quality companies with demonstrable earnings growth potential can be difficult to find in small/frontier emerging markets. Therefore, for purposes of portfolio construction a company can be included in the Portfolio for either or both of two reasons: the company offers a good long-term earnings outlook, or it represents a good proxy for the overall market. Thus, a company can be included in the Portfolio either due to its own fundamentals or its market prominence.

The investment objectives, policies and risks of the Frontier Emerging Markets Portfolio are detailed below. Except as otherwise indicated, the Fund's Board of Directors may change the investment policies at any time to the extent that such changes are consistent with the investment objective of the Portfolio. However, the Portfolio's investment objective is fundamental and may not be changed without a majority vote of the Portfolio's outstanding shares, which is defined as the lesser of (a) 67% of the shares of the Portfolio present or represented if the holders of more than 50% of the shares are present or represented at the shareholders' meeting, or (b) more than 50% of the shares of the Portfolio (a "majority vote").

FRONTIER EMERGING MARKETS PORTFOLIO

The Frontier Emerging Market Portfolio's investment objective is to seek long-term capital appreciation through investments primarily in equity securities of companies based in frontier emerging markets.

The Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in frontier emerging market securities. This strategy is not fundamental, but should the Portfolio decide to change this strategy, it will provide shareholders with at least 60 days prior written notice.

The Portfolio invests at least 65% of its total assets in common stocks, securities convertible into such common stocks (including American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and European Depositary Receipts ("EDRs"), collectively, "Depositary Receipts"), closed-end investment companies (investment companies that invest in the types of securities in which the Portfolio would normally invest), and rights and warrants issued by companies that are based in frontier emerging markets. The Portfolio also may invest in securities of U.S. companies that derive, or are expected to derive, a significant portion of their revenues from their foreign operations, although under normal circumstances, not more than 15% of the Portfolio's total assets will be invested in securities of U.S. companies. The Portfolio also may invest up to 35% of its total assets in debt securities of domestic and foreign issuers, including such instruments as corporate bonds, debentures, notes, commercial paper, short-term notes, medium-term notes and variable rate notes. The Portfolio also may invest in forward foreign currency exchange contracts, equity derivative securities such as options on common stocks and options, futures and options on futures on foreign common stock indices.

The Portfolio may invest up to 20% of its total assets in convertible securities and debt securities that are rated below investment grade, that is, rated below "Baa" by Moody's Investors Service, Inc. ("Moody's") or below "BBB" by Standard & Poor's ("S&P"), or of equivalent quality as determined by Harding Loevner (commonly referred to as "junk bonds").

The Portfolio will invest broadly in the available universe of equity and debt securities of companies based in one of at least 12 "frontier emerging market" countries. As used herein, "frontier emerging markets," includes all countries except the developed markets of Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States and the larger traditionally-recognized emerging markets of Taiwan, Korea, Mexico, South Africa, Brazil, India, China and Russia. At least 65% of total assets will be denominated in at least three currencies other than the U.S. Dollar. For purposes of compliance with this restriction, Depositary Receipts will be considered to be denominated in the currency of the country where the securities underlying the Depositary Receipts are traded.

The Portfolio does not hedge foreign currency exposure, except on rare occasions when Harding Loevner has a strong view on the prospects for a particular currency or when hedging is desirable to improve portfolio diversification. Currency hedging is done through the use of forward contracts or options.

For temporary defensive purposes, the Portfolio may hold any portion of its assets in cash and/or invest in money market instruments or high quality debt securities. The Portfolio may miss certain investment opportunities if it uses temporary defensive strategies and thus may not achieve its investment goal.

Portfolio Turnover. Portfolio turnover will depend on factors such as volatility in the markets in which the Portfolio invests, or the variability of cash flows into and out of the Portfolio.

OTHER INVESTMENT STRATEGIES

Harding Loevner does not generally hedge foreign currency exposure, except on rare occasions when it has a strong view on the prospects for a particular currency or when hedging is desirable to improve portfolio diversification. Currency hedging is done through the use of forward contracts or options.

RISKS ASSOCIATED WITH THE PORTFOLIO'S INVESTMENT POLICIES AND TECHNIQUES

The share price of the Portfolio will change daily based on changes in the value of the securities that the Portfolio holds. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment to decline are described below. Please note that there are other circumstances that are not described here that could cause the value of your investment to decline and which could prevent the Portfolio from achieving its investment objective.

Foreign Investments. Securities issued by foreign governments, foreign corporations, international agencies and obligations of foreign banks involve risks not associated with securities issued by U.S. entities. Changes in foreign currency exchange rates may affect the value of investments of the Portfolio. With respect to certain foreign countries, there is the possibility of expropriation of assets, confiscatory taxation and political or social instability or diplomatic developments that could affect investment in those countries. There may be less publicly-available information about a foreign financial instrument than about a U.S. instrument and foreign entities may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those of U.S. entities. The Portfolio could encounter difficulties in obtaining or enforcing a judgment against the issuer in certain foreign countries. In addition, certain foreign investments may be subject to foreign withholding or other taxes, although the Portfolio will seek to minimize such withholding taxes whenever practical. Investors may be able to deduct such taxes in computing their taxable income or to use such amounts as credits against their U.S. income taxes if more than 50% of the Portfolio's total assets at the close of any taxable year consist of stock or securities of foreign corporations. Ownership of unsponsored Depositary Receipts may not entitle the Portfolio to financial or other reports from the issuer to which it would be entitled as the owner of sponsored Depositary Receipts. See also "Shareholder Information-Tax Considerations" below.

Frontier Emerging Markets Securities. The risks of investing in foreign securities may be intensified in the case of investments in issuers domiciled or doing substantial business in developing countries with limited or immature capital markets. Security prices and currency valuations in frontier emerging markets can be significantly more volatile than those of the more established markets of the developed nations and even than those of the larger traditionally-recognized emerging markets, reflecting the greater uncertainties of investing in the least mature markets and economies. In particular, countries with frontier emerging markets may have relatively unstable governments, present the risk of sudden adverse government action and even nationalization of businesses, restrictions on foreign ownership, or prohibitions of repatriation of assets and may have less protection of property rights than more developed countries. The economies of countries with frontier emerging markets may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions and may suffer from extreme debt burdens or volatile inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. Transaction settlement and dividend collection procedures may be less reliable in frontier emerging markets than in developed markets and larger traditionally-recognized emerging markets. Securities of issuers located in countries with frontier emerging markets may have limited marketability and may be subject to more abrupt or erratic price movements. Such risks may be magnified with respect to securities of issuers in frontier emerging markets.

OTHER RISKS

Illiquid and Restricted Securities. The Portfolio may invest up to 15% of the value of its net assets in illiquid securities. Illiquid securities are securities that may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Portfolio has valued the investments and include securities with legal or contractual restrictions on resale, time deposits, repurchase agreements having maturities longer than seven days and securities that do not have readily available market quotations. In addition, the Portfolio may invest in securities that are sold in private placement transactions between their issuers and their purchasers and that are neither listed on an exchange nor traded over-the-counter. These factors may have an adverse effect on the Portfolio's ability to dispose of particular securities and may limit the Portfolio's ability to obtain accurate market quotations for purposes of valuing securities and calculating net asset value and to sell securities at fair value. If any privately placed securities held by the Portfolio are required to be registered under the securities laws of one or more jurisdictions before being resold, the Portfolio may be required to bear the expenses of registration.

Repurchase Agreements. In the event the other party to a repurchase agreement becomes subject to a bankruptcy or other insolvency proceeding or such party fails to satisfy its obligations thereunder, the Portfolio could (i) experience delays in recovering cash or the securities sold (and during such delay the value of the underlying securities may change in a manner adverse to the Portfolio) or (ii) lose all or part of the income, proceeds or rights in the securities to which the Portfolio would otherwise be entitled.

Derivatives and Hedging. The Portfolio uses derivative instruments (collectively, "Derivatives"), such as futures, for hedging purposes and to increase overall return. These investment practices may entail certain risks.

Derivatives involve special risks, including possible default by the other party to the transaction, illiquidity and, to the extent Harding Loevner's view as to certain market movements is incorrect, the risk that the use of Derivatives could result in greater losses than if they had not been used. The Portfolio may purchase or sell options. The sale of put and call options could result in losses to the Portfolio, force the purchase or sale of portfolio securities at inopportune times or for prices higher or lower than current market values or cause the Portfolio to hold a security it might otherwise sell. The purchase of options involves costs associated with the option premium and, if the option is exercised, risks associated with the settlement and the creditworthiness of the party selling the option. The use of options and futures transactions entails certain special risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Portfolio could create the possibility that losses on the Derivative will be greater than gains in the value of the Portfolio's position. The loss from investing in futures transactions that are unhedged or uncovered, is potentially unlimited. In addition, futures and options markets could be illiquid in some circumstances and certain over-the-counter options could have no markets. The Portfolio might not be able to close out certain positions without incurring substantial losses. To the extent the Portfolio utilizes futures and options transactions for hedging, such transactions should tend to minimize the risk of loss due to a decline in the value of the hedged position and, at the same time, limit any potential gain to the Portfolio that might result from an increase in value of the position. Finally, the daily variation margin requirements for futures contracts create a greater ongoing potential financial risk than would the purchase of options, in which case the exposure is limited to the cost of the initial premium and transaction costs. Losses resulting from the use of Derivatives will reduce the Portfolio's net asset value and possibly income. Additional information regarding the risks and special considerations associated with Derivatives appears in the Statement of Additional Information ("SAI"), which may be obtained by following the instructions at the back of this Prospectus.

Credit Quality. The value of an individual security or particular type of security can be more volatile than the market as a whole and can behave differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain other types of securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain other types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments, and might be difficult to resell.

                             MANAGEMENT OF THE FUND

INVESTMENT ADVISER

Harding Loevner serves as investment adviser to the Fund. Harding Loevner, established in 1989, is a registered investment adviser that provides global investment management for private investors and institutions. As of December 31, 2007, Harding Loevner managed approximately $6.36 billion in assets. Harding Loevner is located at 50 Division Street, Suite 401, Somerville, NJ 08876.

Subject to the direction and authority of the Fund's Board of Directors, Harding Loevner provides investment advisory services to the Frontier Emerging Markets Portfolio pursuant to an Investment Advisory Agreement dated March 7, 2008. Under the Investment Advisory Agreement, Harding Loevner is responsible for providing investment research and advice, determining which portfolio securities shall be purchased or sold by the Portfolio, purchasing and selling securities on behalf of the Portfolio, and determining how voting and other rights with respect to the portfolio securities of the Portfolio are exercised in accordance with the Portfolio's investment objective, policies and restrictions. Harding Loevner also provides office space, equipment and personnel necessary to manage the Portfolio. Harding Loevner bears the expense of providing the above services to the Portfolio. For its services, Harding Loevner receives an advisory fee from the Portfolio of 1.50% of the average daily net assets of the Portfolio.

The advisory fee paid by the Portfolio is higher than that charged by most funds that invest primarily in U.S. securities, but not necessarily higher than the fees charged to funds with investment objectives similar to those of the Portfolio. Harding Loevner may make payments from its own resources to parties that provide distribution, recordkeeping, shareholder communication and other services under mutual fund supermarket and other programs. See also "Distribution of Fund Shares" below.

ADVISORY CONTRACT APPROVAL

A discussion of the basis for the Board of Directors' approval of the advisory contracts for the Portfolio will be available in the Fund's annual reports to shareholders for the period ended October 31, 2008.

PORTFOLIO MANAGEMENT

Donald Elefson, CFA, is a portfolio manager and analyst. As an analyst, he focuses on companies in the frontier emerging markets. Mr. Elefson graduated from the University of Washington in Seattle in 1983. From 1999 to 2008 he was a Managing Director and Portfolio Manager for U.S. Trust. Mr. Elefson joined Harding Loevner in 2008.

Mr. Elefson serves as the primary portfolio manager of the Frontier Emerging Markets Portfolio and has primary responsibility for day-to-day portfolio management. Mr. Elefson has held his position since the Portfolio's inception.

Additional information regarding the portfolio manager's compensation, management of other funds and ownership of the Portfolio can be found in the SAI.

Disclosure of Portfolio Holdings. A description of the Fund's policies and procedures regarding disclosure of the Portfolio's securities is available in the SAI. Complete lists of the Portfolio's holdings are published quarterly on Harding Loevner's website, as of the date of the last day of the previous calendar quarter.

                            SHAREHOLDER INFORMATION

DETERMINATION OF NET ASSET VALUE

The "net asset value" per share of the Frontier Emerging Markets Portfolio is calculated as of the close of business (normally 4:00 p.m. Eastern Standard
Time) on days when the New York Stock Exchange is open for business, except when trading is restricted (a "Business Day"). Each Class of the Portfolio determines its net asset value per share by subtracting that Class's liabilities (including accrued expenses and dividends payable) from the total value of the portion of the Portfolio's investments attributable to that Class and other assets and dividing the result by the total issued and outstanding shares of the Class.

The foreign securities in the Portfolio may trade in their primary markets on weekends or other days when the Portfolio does not price its shares. Therefore, the value of the Portfolio may change on days when shareholders will not be able to buy or sell their shares.

For purposes of calculating the Portfolio's net asset value, securities are valued as follows:

            o all portfolio securities listed on the Nasdaq Stock Market
              ("NASDAQ") and for which a NASDAQ Official Closing Price ("NOCP") is available are valued at the NOCP issued immediately after the close of trading on NASDAQ (or, if the NOCP is corrected, at the last corrected NOCP issued on or before at 5:15 PM Eastern Time), or if the NOCP is not available, at the highest closing bid price published;
            o all portfolio securities for which over-the-counter ("OTC")
              market quotations are readily available are valued at their last sale price, or if there are no trades, at the latest bid price;
            o deposits and repurchase agreements are valued at their cost plus accrued interest unless Harding Loevner determines in good faith, under procedures established by and under the general supervision of the Fund's Board of Directors, that such value does not approximate the fair value of such assets;
            o U.S. securities listed or traded on an exchange are valued at their last sale price on that exchange, or if there are no trades, at the mean between the latest bid and asked prices;
            o Non-U.S. securities listed or traded on an exchange are valued at their last sale price on that exchange on the current day, or if there are no trades on that day, at the most recent sale price available on that exchange, subject to the fair valuation procedures described below;
            o securities that are traded both in the OTC market and on a stock exchange will be valued according to the broadest and most representative market;
            o corporate bonds, municipal bonds and foreign bonds are valued at the latest bid price;
            o short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Fund's Board of Directors. Amortized cost involves valuing an instrument at its original cost to the Portfolio and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument;
            o the value of assets for which market quotations are not readily available, such as when a foreign market is closed, or for which market quotations are not reliable due to events that occur after the close of a market that are likely to affect security valuations, will be determined in good faith by Harding Loevner at fair value, under procedures established by and under the general supervision of the Fund's Board of Directors. The Fund has implemented fair value pricing on a daily basis for all foreign equity securities held by the Portfolio. The fair value pricing utilizes quantitative models developed by an independent pricing service unless Harding Loevner determines that use of another fair valuation methodology is appropriate. Use of fair value pricing could cause the Portfolio to value securities higher or lower than a fund that uses market quotations, which could cause the net asset value per share to differ significantly from the net asset value per share that would have been calculated using current market value. The use of fair value pricing is intended to decrease the opportunities for persons to engage in "time zone arbitrage," i.e. trading by investors seeking to take advantage of staleness of closing prices in foreign markets, which could affect the NAV of the Portfolio; and
            o quotations of foreign securities denominated in a foreign currency are converted to a U.S. Dollar-equivalent at exchange rates obtained from an automated pricing service at the mean price.

PURCHASE AND REDEMPTION OF SHARES

PURCHASES. There is no sales charge imposed by the Fund. The minimum initial investment in the Institutional Class of the Frontier Emerging Markets Portfolio is $1,000,000. Additional purchases or redemptions may be of any amount. Institutions may satisfy the minimum investment by aggregating their fiduciary accounts. The Portfolio reserves the right to waive the minimum initial investment amount.

The Fund has authorized one or more brokers to receive purchase orders on its behalf. Such brokers are authorized to designate other intermediaries to accept purchase orders on the Portfolio's behalf. The Portfolio will be deemed to have received a purchase order when an authorized broker or, if applicable, a broker's authorized agent receives the order in proper form. Share purchase orders placed through an authorized broker or the broker's authorized designee will be priced at the net asset value next computed after they are received in proper form by an authorized broker or the broker's authorized designee and accepted by the Fund. With respect to purchases of Portfolio shares through certain brokers: 1) a broker may charge transaction fees or other different or additional fees, 2) duplicate mailings of Fund material to shareholders who reside at the same address may be eliminated, and 3) the minimum initial investment through certain brokers may be less than a direct purchase with the Portfolio.

The offering of shares of the Portfolio is continuous and purchases of shares of the Portfolio may be made on any Business Day. The Portfolio offers shares at a public offering price equal to the net asset value next determined after receipt of a purchase order.

You may purchase shares of the Portfolio utilizing the following methods:

WIRE TRANSFER: Purchases of shares may be made by wire transfer of Federal funds. Share purchase orders are effective on the date when State Street Bank and Trust Company ("State Street" or the "Transfer Agent") receives a completed Account Application Form (and other required documents) and Federal funds become available to the Fund in the Fund's account with the Transfer Agent as set forth below. The shareholder's bank may impose a charge to execute the wire transfer. The wiring instructions are:

                               ABA#: 0110-0002-8
                STATE STREET BANK AND TRUST COMPANY, BOSTON, MA
                                 DDA # 00330928
               REFERENCE: HARDING LOEVNER FUNDS, INC. (FUND NAME)
         REFERENCE BENEFICIARY: ACCOUNT NUMBER AND ACCOUNT REGISTRATION

In order to purchase shares on a particular Business Day, a purchaser must call the Transfer Agent at (877) 435-8105 as soon as possible, but no later than 4:00 p.m. Eastern Standard Time, to inform the Fund of the incoming wire transfer and clearly indicate which Portfolio, and if applicable, which class is to be purchased. If Federal funds are received by the Fund that same day, the order will be effective on that day. If the Fund receives trade instructions after the above-mentioned cut-off time, or if the Transfer Agent does not receive Federal funds, such purchase order shall be executed as of the date that Federal funds are received.

CHECK: A check used to purchase shares in the Portfolio must be payable to the Portfolio in which you wish to purchase shares, and must be drawn against funds on deposit at a U.S. bank. For a new account, the order must include a completed Account Application Form (and other required documents). For an existing account, the order should include the account number from your statement. In all cases, the purchase price is based on the NAV next determined after the purchase order and check are received and deposited in good order. The Fund or the Transfer Agent reserves the right to reject any check. All checks for Portfolio purchases should be sent to the Fund's Transfer Agent at:

REGULAR MAIL:

HARDING, LOEVNER FUNDS, INC.
C/O STATE STREET BANK AND TRUST COMPANY
P.O. BOX 642
BOSTON, MA 02117-0642

OVERNIGHT DELIVERY:

STATE STREET BANK AND TRUST COMPANY
ATTN: HARDING, LOEVNER FUNDS, INC.
200 CLARENDON ST., OPS 22
BOSTON, MA  02116

Fund shares are normally issued for cash only.

The Fund reserves the right in its sole discretion (i) to suspend or modify the offering of the Portfolio's shares, (ii) to reject purchase orders, and (iii) to modify or eliminate the minimum initial investment in Portfolio shares. Purchase orders may be refused if, for example, they are of a size that could disrupt management of the Portfolio.

Please note that in compliance with the USA Patriot Act of 2001, the Fund's Transfer Agent will verify certain information on your account application as part of the Fund's anti-money laundering compliance program. If you do not supply the necessary information, the Fund's Transfer Agent may not be able to open your account. Additionally, if the Fund's Transfer Agent is unable to verify your identity or that of another person authorized to act on your behalf, or if it believes it has identified potentially criminal activity, the Fund reserves the right to close your account or take any other action it deems reasonable or required by law.

REDEMPTIONS. The Fund will redeem all full and fractional shares of the Portfolio upon request of shareholders. The redemption price is the net asset value per share next determined after receipt by the Transfer Agent of proper notice of redemption as described below. If the Transfer Agent receives such notice by the close of business (normally 4:00 p.m. Eastern Standard Time) on any Business Day, the redemption will be effective on the date of receipt. Payment will be made by wire within one to seven days from the date of receipt. If the notice is received on a day that is not a Business Day or after the above-mentioned cut-off time, the redemption notice will be deemed received as of the next Business Day.

The Fund has authorized one or more brokers to receive, on its behalf, redemption orders. Such brokers are authorized to designate other intermediaries to receive redemption orders on the Fund's behalf. The Portfolio will be deemed to have received a redemption order when an authorized broker or, if applicable, a broker's authorized agent receives the order in proper form. Share redemption orders placed through an authorized broker or the broker's authorized designee will be priced at the Portfolio's net asset value next computed after they are received in good order by an authorized broker or the broker's authorized designee and accepted by the Fund.

Frequent purchases and sales of Fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to the Fund (such as brokerage commissions) and by disrupting portfolio management strategies. Accordingly, the Fund's Board of Directors has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders. It is the policy of the Fund to discourage frequent purchases and redemptions of Fund shares by Fund shareholders. The Fund uses fees on short-term redemptions to discourage frequent purchases and redemptions of Fund shares and fair value pricing of securities to eliminate the opportunity for time zone arbitrage. A redemption fee of 2.00% of the value of the shares redeemed is imposed on shares of the Portfolio redeemed 90 days or less after their date of purchase. The redemption fee is intended to discourage frequent trading in the Portfolio or, to the extent that frequent trading occurs, to impose the costs of that type of activity on the shareholders who engage in it. The redemption fee is paid to the Portfolio. While the Fund is committed to preventing market timing and disruptive frequent trading in the Portfolio, there is no guarantee that the Fund or its agents will be able to detect all instances of time zone arbitrage and frequent trading.

The short-term redemption fee does not apply to transactions in 401(k) or 403(b) accounts and certain other retirement plans. The short-term redemption fee also does not apply to transactions by accounts participating in certain wealth management programs (including wrap programs) that have represented to the Fund that (i) their investment strategy is not expected to result in frequent trading; and (ii) they have adopted procedures reasonably designed to detect and deter frequent trading.

Omnibus accounts are maintained by intermediaries acting on behalf of multiple shareholders. These intermediaries may currently be unable to assess redemption fees. Since individual trades in omnibus accounts are not ordinarily disclosed to the Fund, the Fund may be unable to detect or deter frequent trading by investors participating in such omnibus accounts.

Other than the redemption fee assessed on short-term redemptions, as described above, there is no charge imposed by the Fund to redeem shares of the Fund; however, a shareholder's bank may impose its own wire transfer fee for receipt of the wire. Redemptions may be executed in any amount requested by the shareholder up to the amount such shareholder has invested in the Fund. When a shareholder's account balance falls below $25,000 due to redemption, the Portfolio may close the account. Such shareholders will be notified if the minimum account balance is not being maintained and will be allowed 60 days to make additional investments before the account is closed.

To redeem shares, a shareholder or any authorized agent (so designated on the Account Application Form) must provide the Transfer Agent with the dollar or share amount to be redeemed, the account to which the redemption proceeds should be wired (which account shall have been previously designated by the shareholder on its Account Application Form), the name of the shareholder and the shareholder's account number. Shares that are redeemed prior to the record date do not receive dividends.

Certain requests or changes must be made in writing to State Street and include a signature guaranteed by a national bank that is a member firm of any national or regional securities exchange (a "Signature Guarantee"). If the guarantor institution belongs to a Medallion Signature Program, it must use the specific Medallion "Guaranteed" stamp. Notarized signatures are not sufficient. Further documentation may be required when State Street deems it appropriate. Requests or changes must include a Signature Guarantee if a shareholder:

            o wishes to sell more than $100,000 worth of shares;
            o wishes to change its authorized agent;
            o wishes to change the address of record;
            o wishes to change the account designated to receive redemption proceeds;
            o requests that a check be mailed to a different address than the record address; or
            o requests that redemption proceeds be paid to someone other than the account owner.

A shareholder may request redemption by calling the Transfer Agent (toll-free) at (877) 435-8105. Telephone redemption privileges are made available to shareholders of the Fund on the Account Application Form. The Fund or the Transfer Agent employ reasonable procedures designed to confirm that instructions communicated by telephone are genuine. If either the Fund or the Transfer Agent does not employ such procedures, it may be liable for losses due to unauthorized or fraudulent instructions. The Fund or the Transfer Agent may require personal identification codes and will only wire funds according to pre-existing bank account instructions. No bank account instruction changes will be accepted via telephone.

The Portfolio reserves the right to redeem in-kind.

EXCHANGE PRIVILEGE. Institutional Class shares of the Frontier Emerging Markets Portfolio may be exchanged for other Institutional Class shares or shares of the Institutional Emerging Markets Portfolio, based on the respective net asset values of the shares involved in the exchange, assuming that shareholders wishing to exchange shares reside in states where these mutual funds are qualified for sale. The minimum initial investment amounts of $100,000 for the Institutional Class of the International Equity Portfolio and Global Equity Portfolio and the minimum amount of $1,000,000 for the Institutional Emerging Markets Portfolio would still apply. An exchange order is treated the same as a redemption (on which any taxable gain or loss may be realized) followed by a purchase and may be subject to federal income tax. Investors who wish to make exchange requests should telephone the Transfer Agent (toll-free) at
(877) 435-8105.

DIVIDENDS

The Portfolio will declare and pay a dividend from its net investment income, and distributions from its realized net short-term and net long-term capital gains, if any, at least annually by automatically reinvesting (unless a shareholder has elected to receive cash) such dividends and distributions, short-term or long-term capital gains in additional shares of the Portfolio at the net asset value on the ex-date of the dividends or distributions.

TAX CONSIDERATIONS

The following discussion is for general information only. An investor should consult with his or her own tax adviser as to the tax consequences of an investment in the Portfolio, including the status of distributions from the Portfolio under applicable state or local law.

FEDERAL INCOME TAXES. Each Class of the Portfolio intends to distribute all of its taxable income by automatically reinvesting such amount in additional shares of the same Class and distributing those shares to its shareholders, unless a shareholder elects on the Account Application Form, to receive cash payments for such distributions. Shareholders receiving distributions from the Portfolio in the form of additional shares will be treated for federal income tax purposes as receiving a distribution in an amount equal to the fair market value of the additional shares on the date of such a distribution.

Dividends paid by the Portfolio from its investment company taxable income (including interest and net short-term capital gains) will be taxable to a U.S. shareholder as ordinary income, whether received in cash or in additional Fund shares. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) are generally taxable to shareholders at the applicable capital gains rates, regardless of how long they have held their Portfolio shares. If a portion of the Portfolio's income consists of qualifying dividends paid by corporations, a portion of the dividends paid by the Portfolio may be eligible for either the corporate dividends-received deduction or the lower individual tax rate on qualified dividends if both the Portfolio and shareholder satisfy applicable holding period requirements.

A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Portfolio in October, November or December with a record date in any such month and paid by the Portfolio during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. The Portfolio will inform shareholders of the amount and tax status of all amounts treated as distributed to them not later than 60 days after the close of each calendar year.

The foregoing discussion is only a brief summary of the important federal tax considerations generally affecting the Portfolio and its shareholders. No attempt is made to present a detailed explanation of the federal, state or local income tax treatment of the Portfolio or its shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors in the Portfolio should consult their tax advisers with specific reference to their own tax situation.

STATE AND LOCAL TAXES. The Portfolio may be subject to state, local or foreign taxation in any jurisdiction in which the Portfolio may be deemed to be doing business.

Portfolio distributions may be subject to state and local taxes. Distributions from the Portfolio that are derived from interest on obligations of the U.S. Government and certain of its agencies, authorities and instrumentalities may be exempt from state and local taxes in certain states. Shareholders should consult their own tax advisers regarding the particular tax consequences of an investment in the Portfolio.

SHAREHOLDER INQUIRIES

Inquiries concerning the Portfolio may be made by writing to Harding, Loevner Funds, Inc., c/o State Street Bank and Trust, P.O. Box 642, Boston, Massachusetts 02117-0642 or by calling the Fund (toll-free) at (877) 435-8105.

                          DISTRIBUTION OF FUND SHARES

Shares of the Portfolio are distributed by Quasar pursuant to a Distribution Agreement (the "Distribution Agreement") between the Fund and Quasar under which Quasar serves as the exclusive distributor of the Fund.

The Fund has agreements with various financial intermediaries under which customers of these intermediaries may purchase and hold Fund shares. These intermediaries assess fees in consideration for providing certain distribution, account maintenance, record keeping and transactional services. In recognition of the savings of expenses to the Fund arising from the intermediaries' assumption of functions that the Fund would otherwise perform, such as providing sub-accounting and related shareholder services, the Portfolio is authorized to pay to each intermediary up to 0.15% of its average daily net assets attributable to that intermediary (subject to the voluntary expense cap). The balance of the intermediaries' fees is paid by Harding Loevner. Because of the voluntary cap on the Portfolio's fees and expenses, Harding Loevner may pay a portion of the Portfolio's share of these fees. In addition, Harding Loevner may, at its own expense and out of its own legitimate profits, provide additional cash payments to financial intermediaries that distribute shares of the Fund. Harding Loevner may also share with financial advisors certain marketing expenses or pay for the opportunity to distribute the Fund, sponsor informational meetings, seminars, client awareness events, support for marketing materials, or business building programs. These payments, sometimes referred to as "revenue sharing," do not change the price paid by investors to purchase the Fund's shares or the amount the Fund receives as proceeds from such sales. Such payments may differ as to amount among financial intermediaries based on various factors, including levels of assets and/or sales (based on gross or net sales) or some other criteria. In some circumstances, the payments may relate to the Fund's inclusion on a financial intermediary's preferred list of funds offered to its clients and may create an incentive for a broker-dealer or other financial intermediary or its representatives to recommend or offer shares of the Fund to its customers over other funds that do not have sponsors making similar payments. You may wish to consider whether such arrangements exist when evaluating any recommendations to purchase or sell shares of the Fund. The Fund may enter into additional similar arrangements in the future. Further information concerning these arrangements is included in the SAI.

                              FINANCIAL HIGHLIGHTS

Financial Highlights for the Institutional Class of the Frontier Emerging Markets Portfolio will be available after the Institutional Class of the Frontier Emerging Markets Portfolio has completed its first fiscal year.

PRIVACY NOTICE

The Fund collects nonpublic personal information about you from the following sources:

            o Information, such as your name, address, social security number, assets and income, submitted by you on applications, forms, or in other written or verbal customer communications. This information may also be provided by a consultant or intermediary acting on your behalf.

            o Information that results from any transaction performed by us for you.

THE FUND WILL NOT DISCLOSE ANY NONPUBLIC PERSONAL INFORMATION ABOUT YOU OR ITS FORMER CUSTOMERS TO ANYONE EXCEPT AS PERMITTED OR REQUIRED BY LAW.

If you decide to close your account(s) or become an inactive customer, the Fund will adhere to the privacy policies and practices as described in this notice.

The Fund restricts access to your personal and account information to only those employees who need to know that information to provide products or services to you. The Fund maintains physical, administrative and technical safeguards to protect your nonpublic personal information.

                          HARDING, LOEVNER FUNDS, INC


             Availability of Additional Information About the Fund


The SAI, dated May 27, 2008, containing additional information about the Fund, has been filed with the Securities and Exchange Commission (the "Commission") and is incorporated by reference into this Prospectus. Additional information about the investments of the Fund's Portfolios is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the performance of the Fund's Portfolios during its last fiscal year.

To order free copies of the Fund's annual or semi-annual report or its SAI, to request other information about the Fund and to make shareholder inquiries generally, call (toll free) (877) 435-8105, or write to the following address:

HARDING LOEVNER FUNDS, INC.
C/O STATE STREET BANK AND TRUST COMPANY
P.O. BOX 642
BOSTON, MA 02117-0642

The SAI and the Fund's annual and semi-annual reports are also available free of charge on Harding Loevner's web site at http://www.hardingloevner.com.

Information about the Fund (including the SAI and the Fund's annual and semi-annual reports) can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Reports and other information about the Fund are also available on the EDGAR database on the Commission's Internet site at http://www.sec.gov, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or by electronic request at the following E-mail address: publicinfo@sec.gov. A duplication fee will be applied to written requests and needs to be paid at the time your request is submitted.


[LOGO]


                                                         Investment Company Act
                                                           file number 811-7739

Prospectus                                                         May 27, 2008


            [LOGO]
            HARDING . LOEVNER


            FAMILY OF MUTUAL FUNDS


            Frontier Emerging Markets Portfolio - Investor Class


            As with all mutual funds, the Securities and Exchange Commission has not determined that the information in this Prospectus is truthful or complete, nor has it judged the investment merit of the securities offered. It is a criminal offense to state otherwise.


            [LOGO]


                                                   Harding, Loevner Funds, Inc.
                                                           P.O. Box 642, OPS 22
                                                          Boston, MA 02117-0642

                    (877) 435-8105 o www.hardingloevner.com

TABLE OF CONTENTS

Frontier Emerging Markets Portfolio                                           2

Principal Investment Strategies and Risks                                     4

Management of the Fund                                                        7

Shareholder Information                                                       8

Distribution of Fund Shares                                                  13

Financial Highlights                                                         14

Privacy Notice                                                               15

Availability of Additional Information about the Fund                Back Cover

                      FRONTIER EMERGING MARKETS PORTFOLIO

o     INVESTMENT OBJECTIVE
      The Frontier Emerging Markets Portfolio (the "Portfolio") seeks long term capital appreciation through investments in equity securities of companies based in frontier emerging markets.

o     PRINCIPAL INVESTMENT STRATEGY
      The Portfolio invests primarily in equity securities of companies that are based in frontier emerging markets, including the smaller traditionally-recognized emerging markets. As used herein, frontier emerging markets include countries that are represented in the MSCI Frontier Markets Index or the S&P/IFCG Frontier Market Index, or similar market indices, and the smaller traditionally-recognized emerging markets, such as those individually constituting less than 5% of the MSCI Emerging Markets Index or the S&P/IFCG Emerging Markets Index. Factors bearing on whether a company is considered to be "based" in a frontier emerging market may include: (1) it is legally domiciled in a frontier emerging market; (2) it conducts at least 50% of its business, as measured by the location of its sales, earnings, assets, or production, in frontier emerging markets; or (3) has the principal exchange listing for its securities in a frontier emerging market.

      The Portfolio may also invest in short-term or other debt securities, including debt securities rated below investment grade. Frontier emerging markets, with the exception of the oil-producing Gulf States and certain of the smaller traditionally-recognized emerging markets, tend to have relatively low gross national product per capita compared to the larger traditionally-recognized emerging markets and the world's major developed economies. The frontier emerging markets include the least developed markets even by emerging markets standards. Frontier emerging markets offer investment opportunities that arise from long-term trends in demographics, deregulation, offshore outsourcing and improving corporate governance in developing countries.

      Harding, Loevner Management, L.P. ("Harding Loevner") undertakes research in an effort to identify companies that are well managed, financially sound, fast growing and strongly competitive, and whose shares are under-priced relative to their intrinsic value. The Portfolio normally holds 50 - 200 investments across at least 12 countries. To reduce its volatility, the Portfolio is diversified across dimensions of geography, industry and currency.

o     PRINCIPAL RISKS
      As with any mutual fund, you could lose money on your investment in the Portfolio. Your investment is subject to the following principal risks:

            o MARKET RISK: Investments in the Portfolio may lose value due to a general downturn in stock markets.

            o FOREIGN INVESTMENT RISK: Securities issued by foreign entities involve added risks not associated with U.S. investments. These risks include the possibility of changes in foreign currency exchange rates, additional taxation and political, economic, social or diplomatic instability. There may also be less publicly-available information about a foreign issuer.

            o FRONTIER EMERGING MARKETS RISK: Frontier emerging market securities involve unique risks, such as exposure to economies less diverse and mature than that of the U.S. or more established foreign markets. Economic or political instability may cause larger price changes in frontier emerging market securities than other foreign securities, including larger emerging market securities. Frontier emerging markets generally receive less investor attention than developed markets and larger emerging markets. Such risks may be magnified with respect to securities of issuers in frontier emerging markets.

            o HIGH RISK/HIGH YIELD SECURITIES: Investments in high risk/high yield securities, such as debt securities rated below investment grade, carry the risk that the issuer may default on the payment of principal or interest. These securities either have speculative elements or are predominantly speculative investments.

o     PORTFOLIO PERFORMANCE
      Performance history will be available for the Investor Class of the Portfolio after it has been in operation for one calendar year.

o     PORTFOLIO FEES AND EXPENSES:
      This table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Portfolio.

      SHAREHOLDER TRANSACTION EXPENSES (FEES THAT YOU PAY DIRECTLY FROM YOUR INVESTMENT):
      Except as set forth in the table below, there are no fees or sales loads charged to your account when you buy or Investor Class shares.

          ---------------------------------------------------------------
          REDEMPTION FEE (as a
          percentage of amount
          redeemed)                                2.00%(1)
          ---------------------------------------------------------------

      ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM INVESTOR CLASS ASSETS):

          ---------------------------------------------------------------
          Management Fee                           1.50%
          ---------------------------------------------------------------
          Distribution (12b-1) Fee                 0.25%
          ---------------------------------------------------------------
          Other Expenses                           1.85%(2)
          ---------------------------------------------------------------

          TOTAL ANNUAL CLASS OPERATING EXPENSES    3.60%(3)
          ---------------------------------------------------------------

      (1) The redemption fee is assessed only on shares that are redeemed 90 days or less from the date they were purchased. See "Shareholder Information -- Purchase and Redemption of Shares" for further information.

      (2) Other expenses are estimated for the current fiscal year.

      (3) Until further notice to shareholders, Harding Loevner has voluntarily agreed to cap the total annual class operating expenses at 2.25% (on an annualized basis) of the average daily net assets of the Investor Class. This expense cap may be terminated at anytime.

o     EXAMPLE

   This example is intended to help you compare the cost of investing in the Investor Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Investor Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Investor Class's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

             1 YEAR(1)                    3 YEARS(1)

              $363                         $1,103

      (1) The examples are estimated for the current fiscal year.

                   PRINCIPAL INVESTMENT STRATEGIES AND RISKS

Harding, Loevner Funds, Inc. (the "Fund") is a no-load, open-end management investment company that currently has six separate diversified portfolios (each, a "Portfolio"), each of which has its own investment objective, strategy and policies. The Fund is advised by Harding Loevner. There is no assurance that the Portfolio will achieve its investment objective.

INVESTMENT PROCESS

Harding Loevner will manage the Portfolio through a combination of top-down and bottom-up research processes. The top-down process focuses on macro-economic and political country risk. The stock selection process focuses on identification of companies that are poised to grow along with both their industry and their country of domicile.

The top-down process tries to assess risk by scoring each country on four factors: need of money, inflationary pressures, exchange rate valuation, and political risk. In Harding Loevner's opinion, countries that score highest present a more stable environment for stock investing; they are less prone to severe shocks such as adverse political developments or currency devaluation.

Following completion of the top-down process, stocks of companies in the highest scoring countries are examined. The goal of the bottom-up process is to find companies that represent, within their respective countries, relatively high business and financial quality and attractive long-term growth prospects. Close attention is paid to valuation measures like Price-Earnings Ratio ("P/E"), Price Cash Flow Ratio ("P/CF") and Return on Equity ("ROE").

High quality companies with demonstrable earnings growth potential can be difficult to find in small/frontier emerging markets. Therefore, for purposes of portfolio construction a company can be included in the Portfolio for either or both of two reasons: the company offers a good long-term earnings outlook, or it represents a good proxy for the overall market. Thus, a company can be included in the Portfolio either due to its own fundamentals or its market prominence.

The investment objectives, policies and risks of the Frontier Emerging Markets Portfolio are detailed below. Except as otherwise indicated, the Fund's Board of Directors may change the investment policies at any time to the extent that such changes are consistent with the investment objective of the Portfolio. However, the Portfolio's investment objective is fundamental and may not be changed without a majority vote of the Portfolio's outstanding shares, which is defined as the lesser of (a) 67% of the shares of the Portfolio present or represented if the holders of more than 50% of the shares are present or represented at the shareholders' meeting, or (b) more than 50% of the shares of the Portfolio (a "majority vote").

FRONTIER EMERGING MARKETS PORTFOLIO

The Frontier Emerging Market Portfolio's investment objective is to seek long-term capital appreciation through investments primarily in equity securities of companies based in frontier emerging markets.

The Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in frontier emerging market securities. This strategy is not fundamental, but should the Portfolio decide to change this strategy, it will provide shareholders with at least 60 days prior written notice.

The Portfolio invests at least 65% of its total assets in common stocks, securities convertible into such common stocks (including American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and European Depositary Receipts ("EDRs"), collectively, "Depositary Receipts"), closed-end investment companies (investment companies that invest in the types of securities in which the Portfolio would normally invest), and rights and warrants issued by companies that are based in frontier emerging markets. The Portfolio also may invest in securities of U.S. companies that derive, or are expected to derive, a significant portion of their revenues from their foreign operations, although under normal circumstances, not more than 15% of the Portfolio's total assets will be invested in securities of U.S. companies. The Portfolio also may invest up to 35% of its total assets in debt securities of domestic and foreign issuers, including such instruments as corporate bonds, debentures, notes, commercial paper, short-term notes, medium-term notes and variable rate notes. The Portfolio also may invest in forward foreign currency exchange contracts, equity derivative securities such as options on common stocks and options, futures and options on futures on foreign common stock indices.

The Portfolio may invest up to 20% of its total assets in convertible securities and debt securities that are rated below investment grade, that is, rated below "Baa" by Moody's Investors Service, Inc. ("Moody's") or below "BBB" by Standard & Poor's ("S&P"), or of equivalent quality as determined by Harding Loevner (commonly referred to as "junk bonds").

The Portfolio will invest broadly in the available universe of equity and debt securities of companies domiciled in one of at least 12 "frontier emerging market" countries. As used herein, "frontier emerging markets" includes all countries except the developed markets of Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States and the larger traditionally-recognized emerging markets of Taiwan, Korea, Mexico, South Africa, Brazil, India, China and Russia. At least 65% of total assets will be denominated in at least three currencies other than the U.S. Dollar. For purposes of compliance with this restriction, Depositary Receipts will be considered to be denominated in the currency of the country where the securities underlying the Depositary Receipts are traded.

The Portfolio does not hedge foreign currency exposure, except on rare occasions when Harding Loevner has a strong view on the prospects for a particular currency or when hedging is desirable to improve portfolio diversification. Currency hedging is done through the use of forward contracts or options.

For temporary defensive purposes, the Portfolio may hold any portion of its assets in cash and/or invest in money market instruments or high quality debt securities. The Portfolio may miss certain investment opportunities if it uses temporary defensive strategies and thus may not achieve its investment goal.

Portfolio Turnover. Portfolio turnover will depend on factors such as volatility in the markets in which the Portfolio invests, or the variability of cash flows into and out of the Portfolio.

OTHER INVESTMENT STRATEGIES

Harding Loevner does not generally hedge foreign currency exposure, except on rare occasions when it has a strong view on the prospects for a particular currency or when hedging is desirable to improve portfolio diversification. Currency hedging is done through the use of forward contracts or options.

RISKS ASSOCIATED WITH THE PORTFOLIO'S INVESTMENT POLICIES AND TECHNIQUES

The share price of the Portfolio will change daily based on changes in the value of the securities that the Portfolio holds. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment to decline are described below. Please note that there are other circumstances that are not described here that could cause the value of your investment to decline and which could prevent the Portfolio from achieving its investment objective.

Foreign Investments. Securities issued by foreign governments, foreign corporations, international agencies and obligations of foreign banks involve risks not associated with securities issued by U.S. entities. Changes in foreign currency exchange rates may affect the value of investments of the Portfolio. With respect to certain foreign countries, there is the possibility of expropriation of assets, confiscatory taxation and political or social instability or diplomatic developments that could affect investment in those countries. There may be less publicly-available information about a foreign financial instrument than about a U.S. instrument and foreign entities may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those of U.S. entities. The Portfolio could encounter difficulties in obtaining or enforcing a judgment against the issuer in certain foreign countries. In addition, certain foreign investments may be subject to foreign withholding or other taxes, although the Portfolio will seek to minimize such withholding taxes whenever practical. Investors may be able to deduct such taxes in computing their taxable income or to use such amounts as credits against their U.S. income taxes if more than 50% of the Portfolio's total assets at the close of any taxable year consist of stock or securities of foreign corporations. Ownership of unsponsored Depositary Receipts may not entitle the Portfolio to financial or other reports from the issuer to which it would be entitled as the owner of sponsored Depositary Receipts. See also "Shareholder Information-Tax Considerations" below.

Frontier Emerging Markets Securities. The risks of investing in foreign securities may be intensified in the case of investments in issuers domiciled or doing substantial business in developing countries with limited or immature capital markets. Security prices and currency valuations in frontier emerging markets can be significantly more volatile than those of the more established markets of the developed nations and even than those of the larger traditionally-recognized emerging markets, reflecting the greater uncertainties of investing in the least mature markets and economies. In particular, countries with frontier emerging markets may have relatively unstable governments, present the risk of sudden adverse government action and even nationalization of businesses, restrictions on foreign ownership, or prohibitions of repatriation of assets and may have less protection of property rights than more developed countries. The economies of countries with frontier emerging markets may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions and may suffer from extreme debt burdens or volatile inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. Transaction settlement and dividend collection procedures may be less reliable in frontier emerging markets than in developed markets and larger traditionally-recognized emerging markets. Securities of issuers located in countries with frontier emerging markets may have limited marketability and may be subject to more abrupt or erratic price movements. Such risks may be magnified with respect to securities of issuers in frontier emerging markets.

OTHER RISKS

Illiquid and Restricted Securities. The Portfolio may invest up to 15% of the value of its net assets in illiquid securities. Illiquid securities are securities that may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Portfolio has valued the investments and include securities with legal or contractual restrictions on resale, time deposits, repurchase agreements having maturities longer than seven days and securities that do not have readily available market quotations. In addition, the Portfolio may invest in securities that are sold in private placement transactions between their issuers and their purchasers and that are neither listed on an exchange nor traded over-the-counter. These factors may have an adverse effect on the Portfolio's ability to dispose of particular securities and may limit the Portfolio's ability to obtain accurate market quotations for purposes of valuing securities and calculating net asset value and to sell securities at fair value. If any privately placed securities held by the Portfolio are required to be registered under the securities laws of one or more jurisdictions before being resold, the Portfolio may be required to bear the expenses of registration.

Repurchase Agreements. In the event the other party to a repurchase agreement becomes subject to a bankruptcy or other insolvency proceeding or such party fails to satisfy its obligations thereunder, the Portfolio could (i) experience delays in recovering cash or the securities sold (and during such delay the value of the underlying securities may change in a manner adverse to the Portfolio) or (ii) lose all or part of the income, proceeds or rights in the securities to which the Portfolio would otherwise be entitled.

Derivatives and Hedging. The Portfolio uses derivative instruments (collectively, "Derivatives"), such as futures, for hedging purposes and to increase overall return. These investment practices may entail certain risks.

Derivatives involve special risks, including possible default by the other party to the transaction, illiquidity and, to the extent Harding Loevner's view as to certain market movements is incorrect, the risk that the use of Derivatives could result in greater losses than if they had not been used. The Portfolio may purchase or sell options. The sale of put and call options could result in losses to the Portfolio, force the purchase or sale of portfolio securities at inopportune times or for prices higher or lower than current market values or cause the Portfolio to hold a security it might otherwise sell. The purchase of options involves costs associated with the option premium and, if the option is exercised, risks associated with the settlement and the creditworthiness of the party selling the option. The use of options and futures transactions entails certain special risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Portfolio could create the possibility that losses on the Derivative will be greater than gains in the value of the Portfolio's position. The loss from investing in futures transactions that are unhedged or uncovered, is potentially unlimited. In addition, futures and options markets could be illiquid in some circumstances and certain over-the-counter options could have no markets. The Portfolio might not be able to close out certain positions without incurring substantial losses. To the extent the Portfolio utilizes futures and options transactions for hedging, such transactions should tend to minimize the risk of loss due to a decline in the value of the hedged position and, at the same time, limit any potential gain to the Portfolio that might result from an increase in value of the position. Finally, the daily variation margin requirements for futures contracts create a greater ongoing potential financial risk than would the purchase of options, in which case the exposure is limited to the cost of the initial premium and transaction costs. Losses resulting from the use of Derivatives will reduce the Portfolio's net asset value and possibly income. Additional information regarding the risks and special considerations associated with Derivatives appears in the Statement of Additional Information ("SAI"), which may be obtained by following the instructions at the back of this Prospectus.

Credit Quality. The value of an individual security or particular type of security can be more volatile than the market as a whole and can behave differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain other types of securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain other types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments, and might be difficult to resell.

                             MANAGEMENT OF THE FUND

INVESTMENT ADVISER

Harding Loevner serves as investment adviser to the Fund. Harding Loevner, established in 1989, is a registered investment adviser that provides global investment management for private investors and institutions. As of December 31, 2007, Harding Loevner managed approximately $6.36 billion in assets. Harding Loevner is located at 50 Division Street, Suite 401, Somerville, NJ 08876.

Subject to the direction and authority of the Fund's Board of Directors, Harding Loevner provides investment advisory services to the Frontier Emerging Markets Portfolio pursuant to an Investment Advisory Agreement dated March 7, 2008. Under the Investment Advisory Agreement, Harding Loevner is responsible for providing investment research and advice, determining which portfolio securities shall be purchased or sold by the Portfolio, purchasing and selling securities on behalf of the Portfolio, and determining how voting and other rights with respect to the portfolio securities of the Portfolio are exercised in accordance with the Portfolio's investment objective, policies and restrictions. Harding Loevner also provides office space, equipment and personnel necessary to manage the Portfolio. Harding Loevner bears the expense of providing the above services to the Portfolio. For its services, Harding Loevner receives an advisory fee from the Portfolio of 1.50% of the average daily net assets of the Portfolio.

The advisory fee paid by the Portfolio is higher than that charged by most funds that invest primarily in U.S. securities, but not necessarily higher than the fees charged to funds with investment objectives similar to those of the Portfolio. Harding Loevner may make payments from its own resources to parties that provide distribution, recordkeeping, shareholder communication and other services under mutual fund supermarket and other programs. See also "Distribution of Fund Shares" below.

ADVISORY CONTRACT APPROVAL

A discussion of the basis for the Board of Directors' approval of the advisory contracts for the Portfolio will be available in the Fund's annual reports to shareholders for the period ended October 31, 2008.

PORTFOLIO MANAGEMENT

Donald Elefson, CFA, is a portfolio manager and analyst. As an analyst, he focuses on companies in the frontier emerging markets. Mr. Elefson graduated from the University of Washington in Seattle in 1983. From 1999 to 2008 he was a Managing Director and Portfolio Manager for U.S. Trust. Mr. Elefson joined Harding Loevner in 2008.

Mr. Elefson serves as the primary portfolio manager of the Frontier Emerging Markets Portfolio and has primary responsibility for day-to-day portfolio management. Mr. Elefson has held his position since the Portfolio's inception.

Additional information regarding the portfolio manager's compensation, management of other funds and ownership of the Portfolio can be found in the SAI.

Disclosure of Portfolio Holdings. A description of the Fund's policies and procedures regarding disclosure of the Portfolio's securities is available in the SAI. Complete lists of the Portfolio's holdings are published quarterly on Harding Loevner's website, as of the date of the last day of the previous calendar quarter.

                            SHAREHOLDER INFORMATION

DETERMINATION OF NET ASSET VALUE

The "net asset value" per share of the Frontier Emerging Markets Portfolio is calculated as of the close of business (normally 4:00 p.m. Eastern Standard
Time) on days when the New York Stock Exchange is open for business, except when trading is restricted (a "Business Day"). Each Class of the Portfolio determines its net asset value per share by subtracting that Class's liabilities (including accrued expenses and dividends payable) from the total value of the portion of the Portfolio's investments attributable to that Class and other assets and dividing the result by the total issued and outstanding shares of the Class.

The foreign securities in the Portfolio may trade in their primary markets on weekends or other days when the Portfolio does not price its shares. Therefore, the value of the Portfolio may change on days when shareholders will not be able to buy or sell their shares.

For purposes of calculating the Portfolio's net asset value, securities are valued as follows:

            o all portfolio securities listed on the Nasdaq Stock Market
              ("NASDAQ") and for which a NASDAQ Official Closing Price ("NOCP") is available are valued at the NOCP issued immediately after the close of trading on NASDAQ (or, if the NOCP is corrected, at the last corrected NOCP issued on or before at 5:15 PM Eastern Time), or if the NOCP is not available, at the highest closing bid price published;
            o all portfolio securities for which over-the-counter ("OTC")
              market quotations are readily available are valued at their last sale price, or if there are no trades, at the latest bid price;
            o deposits and repurchase agreements are valued at their cost plus accrued interest unless Harding Loevner determines in good faith, under procedures established by and under the general supervision of the Fund's Board of Directors, that such value does not approximate the fair value of such assets;
            o U.S. securities listed or traded on an exchange are valued at their last sale price on that exchange, or if there are no trades, at the mean between the latest bid and asked prices;
            o Non-U.S. securities listed or traded on an exchange are valued at their last sale price on that exchange on the current day, or if there are no trades on that day, at the most recent sale price available on that exchange, subject to the fair valuation procedures described below;
            o securities that are traded both in the OTC market and on a stock exchange will be valued according to the broadest and most representative market;
            o corporate bonds, municipal bonds and foreign bonds are valued at the latest bid price;
            o short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Fund's Board of Directors. Amortized cost involves valuing an instrument at its original cost to the Portfolio and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument;
            o the value of assets for which market quotations are not readily available, such as when a foreign market is closed, or for which market quotations are not reliable due to events that occur after the close of a market that are likely to affect security valuations, will be determined in good faith by Harding Loevner at fair value, under procedures established by and under the general supervision of the Fund's Board of Directors. The Fund has implemented fair value pricing on a daily basis for all foreign equity securities held by the Portfolio. The fair value pricing utilizes quantitative models developed by an independent pricing service unless Harding Loevner determines that use of another fair valuation methodology is appropriate. Use of fair value pricing could cause the Portfolio to value securities higher or lower than a fund that uses market quotations, which could cause the net asset value per share to differ significantly from the net asset value per share that would have been calculated using current market value. The use of fair value pricing is intended to decrease the opportunities for persons to engage in "time zone arbitrage," i.e. trading by investors seeking to take advantage of staleness of closing prices in foreign markets, which could affect the NAV of the Portfolio; and
            o quotations of foreign securities denominated in a foreign currency are converted to a U.S. Dollar-equivalent at exchange rates obtained from an automated pricing service at the mean price.

PURCHASE AND REDEMPTION OF SHARES

PURCHASES. There is no sales charge imposed by the Fund. The minimum initial investment in the Investor Class of the Frontier Emerging Markets Portfolio is $25,000. Additional purchases or redemptions may be of any amount. Institutions may satisfy the minimum investment by aggregating their fiduciary accounts. The Portfolio reserves the right to waive the minimum initial investment amount.

The Fund has authorized one or more brokers to receive purchase orders on its behalf. Such brokers are authorized to designate other intermediaries to accept purchase orders on the Portfolio's behalf. The Portfolio will be deemed to have received a purchase order when an authorized broker or, if applicable, a broker's authorized agent receives the order in proper form. Share purchase orders placed through an authorized broker or the broker's authorized designee will be priced at the net asset value next computed after they are received in proper form by an authorized broker or the broker's authorized designee and accepted by the Fund. With respect to purchases of Portfolio shares through certain brokers: 1) a broker may charge transaction fees or other different or additional fees, 2) duplicate mailings of Fund material to shareholders who reside at the same address may be eliminated and 3) the minimum initial investment through certain brokers may be less than a direct purchase with the Portfolio.

The offering of shares of the Portfolio is continuous and purchases of shares of the Portfolio may be made on any Business Day. The Portfolio offers shares at a public offering price equal to the net asset value next determined after receipt of a purchase order.

You may purchase shares of the Portfolio utilizing the following methods:

WIRE TRANSFER: Purchases of shares may be made by wire transfer of Federal funds. Share purchase orders are effective on the date when State Street Bank and Trust Company ("State Street" or the "Transfer Agent") receives a completed Account Application Form (and other required documents) and Federal funds become available to the Fund in the Fund's account with the Transfer Agent as set forth below. The shareholder's bank may impose a charge to execute the wire transfer. The wiring instructions are:

                               ABA#: 0110-0002-8
                STATE STREET BANK AND TRUST COMPANY, BOSTON, MA
                                 DDA # 00330928
               REFERENCE: HARDING LOEVNER FUNDS, INC. (FUND NAME)
         REFERENCE BENEFICIARY: ACCOUNT NUMBER AND ACCOUNT REGISTRATION

In order to purchase shares on a particular Business Day, a purchaser must call the Transfer Agent at (877) 435-8105 as soon as possible, but no later than 4:00 p.m. Eastern Standard Time, to inform the Fund of the incoming wire transfer and clearly indicate which Portfolio, and if applicable, which class is to be purchased. If Federal funds are received by the Fund that same day, the order will be effective on that day. If the Fund receives trade instructions after the above-mentioned cut-off time, or if the Transfer Agent does not receive Federal funds, such purchase order shall be executed as of the date that Federal funds are received.

CHECK: A check used to purchase shares in the Portfolio must be payable to the Portfolio in which you wish to purchase shares, and must be drawn against funds on deposit at a U.S. bank. For a new account, the order must include a completed Account Application Form (and other required documents). For an existing account, the order should include the account number from your statement. In all cases, the purchase price is based on the NAV next determined after the purchase order and check are received and deposited in good order. The Fund or the Transfer Agent reserves the right to reject any check. All checks for Portfolio purchases should be sent to the Fund's Transfer Agent at:

REGULAR MAIL:

HARDING, LOEVNER FUNDS, INC.
C/O STATE STREET BANK AND TRUST COMPANY
P.O. BOX 642
BOSTON, MA 02117-0642

OVERNIGHT DELIVERY:

STATE STREET BANK AND TRUST COMPANY
ATTN: HARDING, LOEVNER FUNDS, INC.
200 CLARENDON ST., OPS 22
BOSTON, MA  02116

Fund shares are normally issued for cash only.

The Fund reserves the right in its sole discretion (i) to suspend or modify the offering of the Portfolio's shares, (ii) to reject purchase orders, and (iii) to modify or eliminate the minimum initial investment in Portfolio shares. Purchase orders may be refused if, for example, they are of a size that could disrupt management of the Portfolio.

Please note that in compliance with the USA Patriot Act of 2001, the Fund's Transfer Agent will verify certain information on your account application as part of the Fund's anti-money laundering compliance program. If you do not supply the necessary information, the Fund's Transfer Agent may not be able to open your account. Additionally, if the Fund's Transfer Agent is unable to verify your identity or that of another person authorized to act on your behalf, or if it believes it has identified potentially criminal activity, the Fund reserves the right to close your account or take any other action it deems reasonable or required by law.

REDEMPTIONS. The Fund will redeem all full and fractional shares of the Portfolio upon request of shareholders. The redemption price is the net asset value per share next determined after receipt by the Transfer Agent of proper notice of redemption as described below. If the Transfer Agent receives such notice by the close of business (normally 4:00 p.m. Eastern Standard Time) on any Business Day, the redemption will be effective on the date of receipt. Payment will be made by wire within one to seven days from the date of receipt. If the notice is received on a day that is not a Business Day or after the above-mentioned cut-off time, the redemption notice will be deemed received as of the next Business Day.

The Fund has authorized one or more brokers to receive, on its behalf, redemption orders. Such brokers are authorized to designate other intermediaries to receive redemption orders on the Fund's behalf. The Portfolio will be deemed to have received a redemption order when an authorized broker or, if applicable, a broker's authorized agent receives the order in proper form. Share redemption orders placed through an authorized broker or the broker's authorized designee will be priced at the Portfolio's net asset value next computed after they are received in good order by an authorized broker or the broker's authorized designee and accepted by the Fund.

Frequent purchases and sales of Fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to the Fund (such as brokerage commissions) and by disrupting portfolio management strategies. Accordingly, the Fund's Board of Directors has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders. It is the policy of the Fund to discourage frequent purchases and redemptions of Fund shares by Fund shareholders. The Fund uses fees on short-term redemptions to discourage frequent purchases and redemptions of Fund shares and fair value pricing of securities to eliminate the opportunity for time zone arbitrage. A redemption fee of 2.00% of the value of the shares redeemed is imposed on shares of the Portfolio redeemed 90 days or less after their date of purchase. The redemption fee is intended to discourage frequent trading in the Portfolio or, to the extent that frequent trading occurs, to impose the costs of that type of activity on the shareholders who engage in it. The redemption fee is paid to the Portfolio. While the Fund is committed to preventing market timing and disruptive frequent trading in the Portfolio, there is no guarantee that the Fund or its agents will be able to detect all instances of time zone arbitrage and frequent trading.

The short-term redemption fee does not apply to transactions in 401(k) or 403(b) accounts and certain other retirement plans. The short-term redemption fee also does not apply to transactions by accounts participating in certain wealth management programs (including wrap programs) that have represented to the Fund that (i) their investment strategy is not expected to result in frequent trading; and (ii) they have adopted procedures reasonably designed to detect and deter frequent trading.

Omnibus accounts are maintained by intermediaries acting on behalf of multiple shareholders. These intermediaries may currently be unable to assess redemption fees. Since individual trades in omnibus accounts are not ordinarily disclosed to the Fund, the Fund may be unable to detect or deter frequent trading by investors participating in such omnibus accounts.

Other than the redemption fee assessed on short-term redemptions, as described above, there is no charge imposed by the Fund to redeem shares of the Fund; however, a shareholder's bank may impose its own wire transfer fee for receipt of the wire. Redemptions may be executed in any amount requested by the shareholder up to the amount such shareholder has invested in the Fund. When a shareholder's account balance falls below $25,000 due to redemption, the Portfolio may close the account. Such shareholders will be notified if the minimum account balance is not being maintained and will be allowed 60 days to make additional investments before the account is closed.

To redeem shares, a shareholder or any authorized agent (so designated on the Account Application Form) must provide the Transfer Agent with the dollar or share amount to be redeemed, the account to which the redemption proceeds should be wired (which account shall have been previously designated by the shareholder on its Account Application Form), the name of the shareholder and the shareholder's account number. Shares that are redeemed prior to the record date do not receive dividends.

Certain requests or changes must be made in writing to State Street and include a signature guaranteed by a national bank that is a member firm of any national or regional securities exchange (a "Signature Guarantee"). If the guarantor institution belongs to a Medallion Signature Program, it must use the specific Medallion "Guaranteed" stamp. Notarized signatures are not sufficient. Further documentation may be required when State Street deems it appropriate. Requests or changes must include a Signature Guarantee if a shareholder:

            o wishes to sell more than $100,000 worth of shares;
            o wishes to change its authorized agent;
            o wishes to change the address of record;
            o wishes to change the account designated to receive redemption proceeds;
            o requests that a check be mailed to a different address than the record address; or
            o requests that redemption proceeds be paid to someone other than the account owner.

A shareholder may request redemption by calling the Transfer Agent (toll-free) at (877) 435-8105. Telephone redemption privileges are made available to shareholders of the Fund on the Account Application Form. The Fund or the Transfer Agent employ reasonable procedures designed to confirm that instructions communicated by telephone are genuine. If either the Fund or the Transfer Agent does not employ such procedures, it may be liable for losses due to unauthorized or fraudulent instructions. The Fund or the Transfer Agent may require personal identification codes and will only wire funds according to pre-existing bank account instructions. No bank account instruction changes will be accepted via telephone.

The Portfolio reserves the right to redeem in-kind.

EXCHANGE PRIVILEGE. Investor Class shares of the Frontier Emerging Markets Portfolio may be exchanged for other Investor Class shares or shares of the Emerging Markets Portfolio, based on the respective net asset values of the shares involved in the exchange, assuming that shareholders wishing to exchange shares reside in states where these mutual funds are qualified for sale. The minimum initial investment amount of $25,000 for the Emerging Markets Portfolio and the Investor Class of the International Equity Portfolio and International Small Companies Portfolio would still apply. An exchange order is treated the same as a redemption (on which any taxable gain or loss may be realized) followed by a purchase and may be subject to federal income tax. Investors who wish to make exchange requests should telephone the Transfer Agent (toll-free) at (877) 435-8105.

DIVIDENDS

The Portfolio will declare and pay a dividend from its net investment income, and distributions from its realized net short-term and net long-term capital gains, if any, at least annually by automatically reinvesting (unless a shareholder has elected to receive cash) such dividends and distributions, short-term or long-term capital gains in additional shares of the Portfolio at the net asset value on the ex-date of the dividends or distributions.

TAX CONSIDERATIONS

The following discussion is for general information only. An investor should consult with his or her own tax adviser as to the tax consequences of an investment in the Portfolio, including the status of distributions from the Portfolio under applicable state or local law.

FEDERAL INCOME TAXES. Each Class of the Portfolio intends to distribute all of its taxable income by automatically reinvesting such amount in additional shares of the same Class and distributing those shares to its shareholders, unless a shareholder elects on the Account Application Form, to receive cash payments for such distributions. Shareholders receiving distributions from the Portfolio in the form of additional shares will be treated for federal income tax purposes as receiving a distribution in an amount equal to the fair market value of the additional shares on the date of such a distribution.

Dividends paid by the Portfolio from its investment company taxable income (including interest and net short-term capital gains) will be taxable to a U.S. shareholder as ordinary income, whether received in cash or in additional Fund shares. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) are generally taxable to shareholders at the applicable capital gains rates, regardless of how long they have held their Portfolio shares. If a portion of the Portfolio's income consists of qualifying dividends paid by corporations, a portion of the dividends paid by the Portfolio may be eligible for either the corporate dividends-received deduction or the lower individual tax rate on qualified dividends if both the Portfolio and shareholder satisfy applicable holding period requirements.

A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Portfolio in October, November or December with a record date in any such month and paid by the Portfolio during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. The Portfolio will inform shareholders of the amount and tax status of all amounts treated as distributed to them not later than 60 days after the close of each calendar year.

The foregoing discussion is only a brief summary of the important federal tax considerations generally affecting the Portfolio and its shareholders. No attempt is made to present a detailed explanation of the federal, state or local income tax treatment of the Portfolio or its shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors in the Portfolio should consult their tax advisers with specific reference to their own tax situation.

STATE AND LOCAL TAXES. The Portfolio may be subject to state, local or foreign taxation in any jurisdiction in which the Portfolio may be deemed to be doing business.

Portfolio distributions may be subject to state and local taxes. Distributions from the Portfolio that are derived from interest on obligations of the U.S. Government and certain of its agencies, authorities and instrumentalities may be exempt from state and local taxes in certain states. Shareholders should consult their own tax advisers regarding the particular tax consequences of an investment in the Portfolio.

SHAREHOLDER INQUIRIES

Inquiries concerning the Portfolio may be made by writing to Harding, Loevner Funds, Inc., c/o State Street Bank and Trust, P.O. Box 642, Boston, Massachusetts 02117-0642 or by calling the Fund (toll-free) at (877) 435-8105.

                          DISTRIBUTION OF FUND SHARES

Shares of the Portfolio are distributed by Quasar pursuant to a Distribution Agreement (the "Distribution Agreement") between the Fund and Quasar under which Quasar serves as the exclusive distributor of the Fund.

The Fund has agreements with various financial intermediaries under which customers of these intermediaries may purchase and hold Fund shares. These intermediaries assess fees in consideration for providing certain distribution, account maintenance, record keeping and transactional services. In recognition of the savings of expenses to the Fund arising from the intermediaries' assumption of functions that the Fund would otherwise perform, such as providing sub-accounting and related shareholder services, the Portfolio is authorized to pay to each intermediary up to 0.15% of its average daily net assets attributable to that intermediary (subject to the voluntary expense cap). The balance of the intermediaries' fees is paid by Harding Loevner. Because of the voluntary cap on the Portfolio's fees and expenses, Harding Loevner may pay a portion of the Portfolio's share of these fees. In addition, Harding Loevner may, at its own expense and out of its own legitimate profits, provide additional cash payments to financial intermediaries that distribute shares of the Fund. Harding Loevner may also share with financial advisors certain marketing expenses or pay for the opportunity to distribute the Fund, sponsor informational meetings, seminars, client awareness events, support for marketing materials, or business building programs. These payments, sometimes referred to as "revenue sharing," do not change the price paid by investors to purchase the Fund's shares or the amount the Fund receives as proceeds from such sales. Such payments may differ as to amount among financial intermediaries based on various factors, including levels of assets and/or sales (based on gross or net sales) or some other criteria. In some circumstances, the payments may relate to the Fund's inclusion on a financial intermediary's preferred list of funds offered to its clients and may create an incentive for a broker-dealer or other financial intermediary or its representatives to recommend or offer shares of the Fund to its customers over other funds that do not have sponsors making similar payments. You may wish to consider whether such arrangements exist when evaluating any recommendations to purchase or sell shares of the Fund. The Fund may enter into additional similar arrangements in the future. Further information concerning these arrangements is included in the SAI.

Class Expenses and Distribution Plan. Investor Class shares are subject to a 12b-1 (Distribution) fee of up to 0.25% of average net assets.

The Board of Directors has approved a Distribution Plan with respect to the Investor Class shares. Under the Distribution Plan, the Distributor is entitled to receive a fee (as set forth above), which the Distributor may in turn allocate among and remit to selected dealers and others (each, an "Agent") as compensation attributable to the assets contributed to the Portfolio by shareholders who are customers of the Agent. Because these fees are paid out of Investor Class assets on an ongoing basis, over time the cost of investing in Investor Class shares may be more than paying other types of sales charges, such as front-end loads that may be charged by other funds.

                              FINANCIAL HIGHLIGHTS

Financial highlights for the Investor Class of the Frontier Emerging Markets Portfolio will be available after the Investor Class of the Frontier Emerging Markets Portfolio has completed its first fiscal year.

                                 PRIVACY NOTICE


The Fund collects nonpublic personal information about you from the following sources:

            o Information, such as your name, address, social security number, assets and income, submitted by you on applications, forms, or in other written or verbal customer communications. This information may also be provided by a consultant or intermediary acting on your behalf.

            o Information that results from any transaction performed by us for you.

THE FUND WILL NOT DISCLOSE ANY NONPUBLIC PERSONAL INFORMATION ABOUT YOU OR ITS FORMER CUSTOMERS TO ANYONE EXCEPT AS PERMITTED OR REQUIRED BY LAW.

If you decide to close your account(s) or become an inactive customer, the Fund will adhere to the privacy policies and practices as described in this notice.

The Fund restricts access to your personal and account information to only those employees who need to know that information to provide products or services to you. The Fund maintains physical, administrative and technical safeguards to protect your nonpublic personal information.

                          HARDING, LOEVNER FUNDS, INC


             Availability of Additional Information About the Fund

The SAI, dated May 27, 2008, containing additional information about the Fund, has been filed with the Securities and Exchange Commission (the "Commission") and is incorporated by reference into this Prospectus. Additional information about the investments of the Fund's Portfolios is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the performance of the Fund's Portfolios during its last fiscal year.

To order free copies of the Fund's annual or semi-annual report or its SAI, to request other information about the Fund and to make shareholder inquiries generally, call (toll free) (877) 435-8105, or write to the following address:

HARDING LOEVNER FUNDS, INC.
C/O STATE STREET BANK AND TRUST COMPANY
P.O. BOX 642
BOSTON, MA 02117-0642

The SAI and the Fund's annual and semi-annual reports are also available free of charge on Harding Loevner's web site at http://www.hardingloevner.com.

Information about the Fund (including the SAI and the Fund's annual and semi-annual reports) can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Reports and other information about the Fund are also available on the EDGAR database on the Commission's Internet site at http://www.sec.gov, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or by electronic request at the following E-mail address: publicinfo@sec.gov. A duplication fee will be applied to written requests and needs to be paid at the time your request is submitted.



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                                                         Investment Company Act
                                                           file number 811-7739